WARRANT LIABILITIES - Narrative details (Details)					6 Months Ended
	Mar. 21, 2023 $ / shares shares	May 24, 2022	May 11, 2022	Mar. 18, 2021 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
WARRANT LIABILITIES
Number of warrants issued | shares	51,062
Warrant purchase ratio	0.5
Share consolidation ratio	6	3.2	3.2
Exercise price (in dollars per share) | $ / shares	$ 107.71
Liquidated damages upon failure to deliver | $					$ 1,000
Volume weighted average price of the ordinary shares, per trading day | $ / shares					$ 10
Volume weighted average price of the ordinary shares, from fifth trading day | $ / shares					$ 20
Warrants outstanding | shares					51,062	51,062
Private Placement
WARRANT LIABILITIES
Number of warrants issued | shares				1,960,784
Share consolidation ratio				0.5
Exercise price (in dollars per share) | $ / shares				$ 5.61
Warrants outstanding | shares							1,960,784